Schedule H, Line 4a - Schedule of Delinquent Participant Contributions (Details) - EBP 026	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Entity tax identification number	57-0248420
Plan number	026
Contributions Not Corrected	$ 2,126,662
Contributions Corrected Outside VFCP*	73,237
Contributions Pending Correction in VFCP	0
Total Fully Corrected Under VFCP and PTE 2002-51	$ 0